Statement of Changes in Net Assets Available for Benefits - EBP 005 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 61,987,306
Interest and dividends	32,017,020
Total Investment income	94,004,326
Interest income on notes receivable from participants	867,370
Contributions:
Employer	25,875,478
Participant	28,616,532
Participant rollover	2,294,676
Total contributions	56,786,686
Total Additions	151,658,382
Deductions
Benefits paid to participants	58,381,948
Administrative expenses	457,021
Total Deductions	58,838,969
Net Increase in Assets Available for Benefits	92,819,413
Net Asset Available for Benefit, Beginning of Year	623,490,178
Net Asset Available for Benefit, End of Year	$ 716,309,591